Intangible Assets, net - Aggregate Amortizations (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets, Net, Amortization Expense, Rolling Maturity [Abstract]
June 30, 2020	$ 2,327
June 30, 2021	2,321
June 30, 2022	2,321
June 30, 2023	2,321
June 30, 2024	2,327
Thereafter	11,462
Total	$ 23,079	$ 0